Notes Payable - Schedule of Future Maturities of Notes Payable (Details) (10K) - USD ($)	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
2021	$ 47,145	$ 5,323,656
2022	178,159	47,147
2023	3,280	3,159
2024	3,405	3,280
2025		3,405
Thereafter		141,262
Total future maturities	$ 6,027,813	$ 5,521,909